AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 21.5%
Electronic Equipment, Instruments & Components – 0.7%
IPG Photonics Corp.(a)	69,990	$14,763,691

IT Services – 6.1%
Automatic Data Processing, Inc.	193,474	36,464,045
Cognizant Technology Solutions Corp. - Class A	786,639	61,452,239
Visa, Inc. - Class A	167,989	35,568,311

		133,484,595

Semiconductors & Semiconductor Equipment – 1.5%
Applied Materials, Inc.	243,029	32,468,674

Software – 9.8%
Microsoft Corp.	429,155	101,181,874
SAP SE	493,115	60,483,854
Trend Micro, Inc./Japan	383,400	19,245,955
VMware, Inc. - Class A(a) (b)	215,061	32,355,928

		213,267,611

Technology Hardware, Storage & Peripherals – 3.4%
Samsung Electronics Co., Ltd.	1,010,200	73,082,538

		467,067,109

Financials – 17.8%
Banks – 4.3%
ABN AMRO Bank NV (GDR)(a) (c)	1,229,110	14,921,335
Jyske Bank A/S(a)	624,952	29,822,322
Wells Fargo & Co.	1,232,884	48,168,778

		92,912,435

Capital Markets – 9.9%
BlackRock, Inc. - Class A	39,965	30,132,011
CME Group, Inc. - Class A	95,128	19,427,992
Goldman Sachs Group, Inc. (The)	94,574	30,925,698
Julius Baer Group Ltd.	984,475	62,911,373
London Stock Exchange Group PLC	125,756	12,022,227
Moody’s Corp.	146,362	43,705,157
Singapore Exchange Ltd.	2,077,600	15,408,992

		214,533,450

Consumer Finance – 2.1%
American Express Co.	331,260	46,853,414

Diversified Financial Services – 0.8%
Groupe Bruxelles Lambert SA	168,019	17,380,900

Insurance – 0.7%
PICC Property & Casualty Co., Ltd. - Class H	18,188,000	15,825,336

		387,505,535

Health Care – 15.9%
Health Care Equipment & Supplies – 5.2%
Koninklijke Philips NV(a)	1,059,901	60,441,264
Medtronic PLC	435,242	51,415,138

		111,856,402

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.8%
Anthem, Inc.	282,917	$101,553,057
Henry Schein, Inc.(a)	355,859	24,639,677

		126,192,734

Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc.	42,867	19,563,642

Pharmaceuticals – 4.0%
Roche Holding AG	124,082	40,195,545
Sanofi	476,789	47,146,876

		87,342,421

		344,955,199

Consumer Discretionary – 14.5%
Diversified Consumer Services – 2.0%
Service Corp. International/US	868,054	44,314,157

Hotels, Restaurants & Leisure – 2.7%
Compass Group PLC(a)	1,277,117	25,802,592
Galaxy Entertainment Group Ltd.(a)	2,333,000	21,091,106
Starbucks Corp.	99,219	10,841,660

		57,735,358

Internet & Direct Marketing Retail – 8.7%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	168,117	38,117,167
Amazon.com, Inc.(a)	17,301	53,530,678
Naspers Ltd. - Class N	293,774	70,361,936
Prosus NV(a)	234,390	26,082,627

		188,092,408

Textiles, Apparel & Luxury Goods – 1.1%
adidas AG(a)	34,986	10,929,309
EssilorLuxottica SA	79,060	12,879,427

		23,808,736

		313,950,659

Industrials – 10.9%
Building Products – 2.8%
Otis Worldwide Corp.	884,815	60,565,587

Commercial Services & Supplies – 1.8%
Secom Co., Ltd.	462,900	39,023,255

Electrical Equipment – 0.6%
Vertiv Holdings Co.	579,526	11,590,520

Industrial Conglomerates – 1.9%
3M Co.	214,119	41,256,449

Machinery – 2.8%
Dover Corp.	242,678	33,278,434
Volvo AB - Class B(a) (b)	1,115,795	28,257,537

		61,535,971

Company	Shares	U.S. $ Value

Professional Services – 1.0%
RELX PLC	863,971	$21,676,251

		235,648,033

Communication Services – 9.9%
Diversified Telecommunication Services – 1.5%
Comcast Corp. - Class A	613,743	33,209,633

Entertainment – 1.3%
Electronic Arts, Inc.	124,784	16,892,010
Nintendo Co., Ltd.	19,900	11,216,347

		28,108,357

Interactive Media & Services – 7.1%
Alphabet, Inc. - Class C(a)	43,569	90,128,141
Facebook, Inc. - Class A(a)	218,776	64,436,095

		154,564,236

		215,882,226

Consumer Staples – 4.7%
Beverages – 3.5%
Asahi Group Holdings Ltd.	838,435	35,491,598
Coca-Cola Co. (The)	767,255	40,442,011

		75,933,609

Food Products – 1.2%
Danone SA	396,541	27,142,464

		103,076,073

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
CBRE Group, Inc. - Class A(a)	399,821	31,629,839

Materials – 1.2%
Chemicals – 1.2%
Linde PLC	94,901	26,585,566

Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
LUKOIL PJSC (Sponsored ADR)	246,150	19,886,458

Utilities – 0.5%
Electric Utilities – 0.5%
Iberdrola SA(b)	896,746	11,574,240

Total Common Stocks (cost $1,690,141,631)		2,157,760,937

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $1,869,758)	1,869,758	1,869,758

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.1%
BBH Grand Cayman
(1.85)%, 04/01/2021	CHF	204		$215,485
(0.54)%, 04/01/2021	AUD	0	*	1
(0.47)%, 04/06/2021	DKK	1,257		198,154
(0.26)%, 04/01/2021	SEK	1,788		204,747
0.00%, 04/01/2021	CAD	0	*	1
5.40%, 04/01/2021	ZAR	3,203		217,016
Citibank, London
(0.76)%, 04/01/2021	EUR	179		210,417
0.00%, 04/01/2021	GBP	124		170,395
Hong Kong & Shanghai Bank, Hong Kong
(0.06)%, 04/01/2021	HKD	1,654		212,707
0.00%, 04/01/2021	SGD	882		655,562
Sumitomo, Tokyo (0.31)%, 04/01/2021	JPY	23,596		213,103

Total Time Deposits (cost $2,297,588)				2,297,588

Total Short-Term Investments (cost $4,167,346)				4,167,346

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $1,694,308,977)				2,161,928,283

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $62,259,650)		62,259,650		62,259,650

Total Investments – 102.4% (cost $1,756,568,627)(g)				2,224,187,933
Other assets less liabilities – (2.4)%				(51,773,840)

Net Assets – 100.0%				$2,172,414,093

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of this security amounted to $14,921,335 or 0.7% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.

(g)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $474,618,900 and gross unrealized depreciation of investments was $(6,999,594), resulting in net unrealized appreciation of $467,619,306.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

March 31, 2021 (unaudited)

58.4%	United States
4.9%	Japan
4.8%	Switzerland
4.0%	France
4.0%	United Kingdom
3.7%	China
3.5%	Netherlands
3.4%	South Korea
3.3%	Germany
3.2%	South Africa
1.4%	Denmark
1.3%	Sweden
1.0%	Macau
2.9%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.9% or less in the following: Belgium, Russia, Singapore and Spain.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$314,254,762	$152,812,347		$-0-	$467,067,109
Financials	219,213,050	168,292,485		-0-	387,505,535
Health Care	197,171,514	147,783,685		-0-	344,955,199
Consumer Discretionary	146,803,662	167,146,997		-0-	313,950,659
Industrials	146,690,990	88,957,043		-0-	235,648,033
Communication Services	204,665,879	11,216,347		-0-	215,882,226
Consumer Staples	40,442,011	62,634,062		-0-	103,076,073
Real Estate	31,629,839	-0-		-0-	31,629,839
Materials	26,585,566	-0-		-0-	26,585,566
Energy	19,886,458	-0-		-0-	19,886,458
Utilities	-0-	11,574,240		-0-	11,574,240
Short-Term Investments:
Investment Companies	1,869,758	-0-		-0-	1,869,758
Time Deposits	-0-	2,297,588		-0-	2,297,588
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	62,259,650	-0-		-0-	62,259,650

Total Investments in Securities	1,411,473,139	812,714,794	†	-0-	2,224,187,933
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,411,473,139	$812,714,794		$-0-	$2,224,187,933

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,581	$225,767	$240,478	$1,870	$2
Government Money Market Portfolio*	48,008	276,222	261,970	62,260	20
Total				$64,130	$22

*	Investment of cash collateral for securities lending transactions.